Investments (Fair Value of Fixed Income Securities by Contractual Maturity) (Detail) $ in Millions	Mar. 31, 2019 USD ($)
Schedule of Held-to-maturity Securities [Line Items]
Due in one year or less	$ 187
Due after one year through five years	382
Due after five years through ten years	394
Due after ten years	680
Total	1,643
Virginia Electric and Power Company
Schedule of Held-to-maturity Securities [Line Items]
Due in one year or less	77
Due after one year through five years	145
Due after five years through ten years	219
Due after ten years	359
Total	$ 800